    As filed with the Securities and Exchange Commission on October 31, 1996

                                                         Securities Act File No.
                                                 Investment Company Act File No.
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                           Pre-Effective Amendment No.                       |_|
                          Post-Effective Amendment No.                       |_|
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                       |X|
                                  Amendment No.                              |_|
                        (Check appropriate box or boxes)

                               ------------------

                         Merrill Lynch Index Funds, Inc.
               (Exact name of Registrant as specified in charter)

                 P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code (609) 282-2800

                                  ARTHUR ZEIKEL
                                    Box 9011
                        Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)

                                   Copies to:
       Counsel for the Fund: and
         JOEL H. GOLDBERG, Esq.                    PHILIP L. KIRSTEIN, Esq.
Shereff, Friedman, Hoffman & Goodman, LLP   Merrill Lynch Asset Management, L.P.
            919 Third Avenue                           P.O. Box 9011
        New York, New York 10022              Princeton, New Jersey 08543-9011

    The Registrant declares that an indefinite amount of common stock, par value $.0001 per share, is being registered by this Registration Statement pursuant to
Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder.

    Merrill Lynch Index Trust has also executed this Registration Statement

    The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                         MERRILL LYNCH INDEX FUNDS, INC.
                       REGISTRATION STATEMENT ON FORM N-1A

                              CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

N-1A
Item No.                                                       Location in Prospectus
--------                                                       ----------------------
Part A
------
Item 1.   Cover Page ...................................... Cover Page
Item 2.   Synopsis......................................... Fee Table
Item 3.   Condensed Financial Information.................. Not Applicable
Item 4.   General Description of Registrant................ Investment Objectives and Policies;
                                                            Management of the Fund; Other
                                                            Investment Policies and Practices;
                                                            Additional Information
Item 5.   Management of the Fund........................... Fee Table; Management of the
                                                            Fund
Item 5A.  Management's Discussion of Fund Performance...... Not Applicable
Item 6.   Capital Stock and Other Securities............... Additional Information
Item 7.   Purchase of Securities Being Offered............. Purchase of  Shares; Additional
                                                            Information
Item 8.   Redemption or Repurchase......................... Fee Table; Redemption of Shares
Item 9.   Pending Legal Proceedings........................ Not Applicable
Part B
------
Item 10.  Cover Page....................................... Cover Page
Item 11.  Table of Contents................................ Back Cover Page
Item 12.  General Information and History.................. Not Applicable
Item 13.  Investment Objectives and Policies............... Investment Objectives and Policies
Item 14.  Management of the Fund........................... Management of the Funds
Item 15.  Control Persons and Principal Holders of
            Securities..................................... Not Applicable
Item 16.  Investment Advisory and Other Services........... Management of the Funds;
                                                            Purchase of Shares; Additional
                                                            Information
Item 17.  Brokerage Allocation ............................ Brokerage
Item 18.  Capital Stock and Other Securities............... Additional Information
Item 19.  Purchase, Redemption and Pricing of Securities
            Being Offered.................................. Purchase of Shares; Redemption of
                                                            Shares; Determination of Net Asset
                                                            Value; Shareholder Services
Item 20.  Tax Status....................................... Dividends and Distributions; Taxes
Item 21.  Underwriters..................................... Purchase of Shares
Item 22.  Calculations of Performance Data................. Performance Data
Item 23.  Financial Statements............................. Not Applicable


Part C
------
    Information required to be included is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                    SUBJECT TO COMPLETION - October __, 1996

PROSPECTUS

_____________, 1996

                         Merrill Lynch Index Funds, Inc.
    P.O. Box 9011, Princeton, New Jersey 08543-9011 Phone No. (609) 282-2800

                                  ------------

    Merrill Lynch Index Funds, Inc. (the "Corporation") currently consists of four portfolios or series: Merrill Lynch S&P 500 Index Fund ("S&P 500 Index Fund"), Merrill Lynch Small Cap Index Fund ("Small Cap Index Fund"), Merrill Lynch Aggregate Bond Index Fund ("Aggregate Bond Index Fund") and Merrill Lynch International Index Fund ("International Index Fund")(collectively, the "Funds," and each, a "Fund"). Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the series (collectively, the "Series," and each, a "Series") of Merrill Lynch Index Trust (the "Trust") that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved. For more information on the Funds' and the Series' investment objectives and policies, see "Investment Objectives and Policies" on page __.

    Each Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of each Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.

    Shares may be purchased directly from Merrill Lynch Funds Distributor, Inc. (the "Distributor"), P.O. Box 9081, Princeton, New Jersey 08543-9081 ((609) 282-2800), which has entered into a dealer agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). Shareholders may redeem their shares at any time at the next determined net asset value. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $50, except that for retirement plans the minimum initial investment is $100 and the minimum subsequent purchase is $1. Merrill Lynch may charge its customers a processing fee (presently $4.85) for confirming purchases and repurchases. Purchases and redemptions directly through the Funds' transfer agent are not subject to processing fees. See "Purchase of Shares" and "Redemption of Shares."

                                  ------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  ------------

    This Prospectus is a concise statement of information about the Funds that is relevant to making an investment in the Funds. This Prospectus should be retained for future reference. A statement containing additional information about the Funds, dated ____________, 1996 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and is available, without charge, by calling or by writing the Funds at the above telephone number or address. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                                  ------------

               Merrill Lynch Asset Management, L.P.-Administrator
                Merrill Lynch Funds Distributor, Inc.-Distributor

                                    FEE TABLE

    The following table provides a summary of estimated expenses, both recurring and non-recurring, relating to shares of the Fund. For purposes of this table, expenses of the Series in which each Fund invests are treated as if they were expenses of that Fund, since that is their practical effect. It is expected that there will be little duplication of expenses by the Funds and the Series, and that, accordingly, the combined per share expenses of each Fund and corresponding Series should not be significantly greater than the expenses of each Fund alone would be if, instead of investing in shares of the Series, the Fund retained an investment adviser and invested directly in the types of securities held by the Series.

                                                          Class A Shares

                                                      S&P 500      Small Cap      Aggregate Bond    International
                                                     Index Fund    Index Fund       Index Fund       Index Fund
                                                     ----------    ----------       ----------       ----------
Shareholder Transaction Expenses:
  Maximum Sales Charge Imposed on Purchases........     None          None             None              None
  Sales Charge Imposed on Dividend Reinvestment....     None          None             None              None
  Deferred Sales Charge............................     None          None             None              None
  Redemption Fee ..................................     None          None             None              None
  Exchange Fee.....................................     None          None             None              None
Annual Fund Operating Expenses (as a percentage
  of average net assets):
  Investment Advisory Fees paid by the Series (a)..     0.__%         0.__%            0.__%             0.__%
  Other expenses of the Series ....................     0.__%         0.__%            0.__%             0.__%
      Total Operating Expenses of the Series ......     0.__%         0.__%            0.__%             0.__%

 Administrative Fees(b)............................     0.__%         0.__%            0.__%             0.__%
  Other Expenses of the Funds
    Custodian Fees.................................         %             %                %                 %
    Other..........................................         %             %                %                 %
                                                        -----         -----            -----             -----
      Total Other Fund Expenses....................         %             %                %                 %
                                                        -----         -----            -----             -----
    Total Operating Expenses of the Funds .........         %             %                %                 %
                                                        =====         =====            =====             =====

                                                          Class D Shares

                                                      S&P 500      Small Cap      Aggregate Bond    International
                                                     Index Fund    Index Fund       Index Fund       Index Fund
                                                     ----------    ----------       ----------       ----------
Shareholder Transaction Expenses:
  Maximum Sales Charge Imposed on Purchases........     None          None             None              None
  Sales Charge Imposed on Dividend Reinvestment....     None          None             None              None
  Deferred Sales Charge............................     None          None             None              None
  Redemption Fee ..................................     None          None             None              None
  Exchange Fee.....................................     None          None             None              None
Annual Fund Operating Expenses (as a percentage
  of average net assets):
  Investment Advisory Fees paid by the Series (a)..     0.__%         0.__%            0.__%             0.__%
  Other expenses of the Series ....................     0.__%         0.__%            0.__%             0.__%
      Total Operating Expenses of the Series ......     0.__%         0.__%            0.__%             0.__%

 Administrative Fees(b) ...........................     0.__%         0.__%            0.__%             0.__%
 Rule 12b-1 Account Maintenance Fees...............     0.__%         0.__%            0.__%             0.__%
  Other Expenses of the Fund
    Custodian Fees.................................         %             %                %                 %
    Other..........................................         %             %                %                 %
                                                        -----         -----            -----             -----
      Total Other Fund Expenses....................         %             %                %                 %
                                                        -----         -----            -----             -----
    Total Operating Expenses of the Funds .........         %             %                %                 %
                                                        =====         =====            =====             =====

----------
(a)  See "Management of the Funds--Expenses" --page __.
(b)  See "Management of the Funds--Expenses" --page __.
(c)  See "Management of the Funds--Transfer Agency Services" --page __.

Example

An investor would pay the following expenses on a $1,000 investment assuming (1) an operating expense ratio of _____% (2) a 5% annual return throughout the period and (3) redemption at the end of:

Class A Shares
                         S&P 500      Small Cap    Aggregate Bond  International
                        Index Fund   Index Fund      Index Fund     Index Fund
                        ----------   ----------      ----------     ----------
One year.........
Three years......

Class D Shares
                         S&P 500      Small Cap    Aggregate Bond  International
                        Index Fund   Index Fund      Index Fund     Index Fund
                        ----------   ----------      ----------     ----------
One year.........
Three years......

    The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in each class of each Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of a Series' and a Fund's first full fiscal year on an annualized basis. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. The Example should not be considered a representation of past or future expenses or annual rate of return, and actual expenses or annual rate of return may be more or less than those assumed for purposes of the Example. Merrill Lynch may charge its customers a processing fee (presently $4.85) for confirming purchases and repurchases. Purchases and redemptions directly through the Funds' Transfer Agent are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares."

                       INVESTMENT OBJECTIVES AND POLICIES

    The Corporation currently consists of four series: Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund. Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the series of Merrill Lynch Index Trust that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved.

Structure of the Funds and the Series

    Unlike many other mutual funds, which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Series of the Trust. Each Series is a separate series of a registered investment company with the same investment objective as its corresponding investing Fund. Because the Funds will not invest in any securities other than shares of the respective Series, investors in the Funds will acquire an indirect interest in the Series. The Funds' and Series' investment objectives cannot be changed without shareholder approval.

    In addition to selling their shares to the Funds, the Series may sell their shares to other mutual funds and institutional investors. All investors in the Series invest on the same terms and conditions and pay a proportionate share of the Series' expenses. However, other investors in the Series may sell their shares at prices different from those of the Funds as a result of the imposition of sales charges or different operating expenses. Therefore, investors in the Funds should be aware that these differences may result in different returns experienced by the various entities investing in the Series. Information concerning other holders of shares of the Series is available from the Administrator by calling 1-800-_____.

    The Board of Directors of the Corporation believes that this structure may enable the Funds to benefit from certain economies of scale. This view is based on the premise that (i) certain of the expenses of managing an investment portfolio that seeks to replicate the total return of a securities index are relatively fixed so that a larger investment portfolio may achieve a lower ratio of operating expenses to net assets and (ii) a larger investment portfolio may be able to reduce certain securities transaction costs to the extent that contributions to and redemptions from the investment portfolio from different investing entities may offset each other and thus produce a lower net cash flow.

    A Fund's investment in a Series may be withdrawn by the Board of Directors at any time if the Board determines that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets directly in accordance with the investment objective of the Fund. The inability to find another such pooled entity or equivalent investment management could have a significant impact on the investments of the Fund's shareholders.

    Investors in the Funds should be aware that smaller entities investing in the Series may be materially affected by the actions of larger entities investing in the Series. For example, investors in the Series holding larger positions than the Funds could have greater voting power and effective voting control over the operations of the Series. Changes in the investment objective, policies or restrictions of a Series might cause a Fund to have difficulty in finding a substitute Series or equivalent investment management and might cause it to redeem its shares of the Series, and such a redemption could result in a distribution in kind of portfolio securities held by the Series, instead of cash. If securities were distributed to a Fund, and the Fund desired to convert the securities to cash, it would incur brokerage, tax or other charges in converting securities to cash. In addition, such a distribution in kind might result in a less diversified portfolio of investments of a Fund. These possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from the fund.

    Whenever a Fund is requested to vote on matters pertaining to a Series, the Fund will hold a meeting of shareholders, and the Fund's votes with respect to the Series will all be cast in the same proportion as the shares of the Fund for which voting instructions are received.

Merrill Lynch S&P 500 Index Fund

    The investment objective of the Merrill Lynch S&P 500 Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Standard & Poor's(R) 500 Composite Stock Price Index (the "S&P 500"). There can be no assurance that the investment objective of the Fund will be achieved.

    The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch S&P 500 Index Series of the Trust, which has the same investment objective as the Fund. The following is a description of the investment policies of the Series.

    In seeking to replicate the total return of the S&P 500, Merrill Lynch Asset Management, L.P. ("MLAM" or the "Manager") generally will allocate the Series' investments among common stocks in approximately the same weightings as the index. In addition, the Manager may use options and futures contracts and other types of financial instruments relating to all or a portion of the index. The Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

    The S&P 500 is composed of the common stocks of 500 large capitalization companies from various industrial sectors, most of which are listed on the New York Stock Exchange Inc. A company's stock market capitalization is the total market value of its outstanding shares. The S&P 500 represents a significant portion of the market value of all common stocks publicly traded in the United States.


Merrill Lynch Small Cap Index Fund

    The investment objective of the Merrill Lynch Small Cap Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Russell 2000 Index (the "Russell 2000"). There can be no assurance that the investment objective of the Fund will be achieved.

    The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Small Cap Index Series of the Trust, which has the same investment objective as the Fund. The following is a description of the investment policies of the Series.

    In seeking to replicate the total return of the Russell 2000, the Manager may not allocate the Series' investments among all of the common stocks in the index, or in the same weightings as the index. Instead, the Series may invest in a statistically selected sample of the stocks included in the Russell 2000 and other types of financial instruments. The Manager may use options and futures contracts and other types of financial instruments relating to all or a portion of the index. The investments to be included in the Series will be selected with the objective of reducing the selected investment portfolio's deviation from the performance of the Russell 2000 (this deviation is referred to as "tracking error"). The Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

    The Russell 2000 is composed of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. A company's stock market capitalization is the total market value of its outstanding shares.

Merrill Lynch Aggregate Bond Index Fund

    The investment objective of the Merrill Lynch Aggregate Bond Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"). There can be no assurance that the investment objective of the Fund will be achieved.

    The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Aggregate Bond Index Series of the Trust, which has the same investment objective as the Fund. The following is a description of the investment policies of the Series.

    In seeking to replicate the total return of the Aggregate Bond Index, the Manager may not allocate the Series' investments among all of the fixed-income securities in the index, or in the same weightings as the index. Instead, the Series may invest in a statistically selected sample of fixed-income securities and other types of financial instruments. The Manager may use options and futures contracts and other types of financial instruments relating to all or a portion of the index. The investments to be included in the Series will be selected with the objective of reducing the selected investment portfolio's deviation from the performance of the Aggregate Bond Index (tracking error). The

Series may, from time to time, substitute a different type of bond for one included in the index. Substitution may result in levels of interest rate, credit or prepayment risks that differ from the levels of risks on the securities composing the Aggregate Bond Index. See "Risk Factors -- Investments in Fixed-Income Securities." The Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

    The Aggregate Bond Index is composed primarily of dollar-denominated investment grade fixed-income securities in the following classes: U.S. Treasury and agency securities, U.S. corporate bonds, foreign corporate bonds, foreign sovereign debt (debt securities issued or guaranteed by foreign governments and governmental agencies), supranational debt (debt securities issued by entities, such as the World Bank, constituted by the governments of several countries to promote economic development) and mortgage-backed securities with maturities greater than one year. Corporate bonds contained in the index represent issuers from various industrial sectors.

    The Series may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government. The Series may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. "Agency" securities may not be backed by the "full faith and credit" of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. "Agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

    The Series' corporate fixed-income securities will be primarily of investment grade quality -- i.e., those rated at least Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Ratings Services ("S&P"), the equivalent by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of equal quality in the opinion of the Manager. Securities rated Baa or BBB are considered medium grade obligations. Interest payments and principal are regarded as adequate for the present but certain protective elements found in higher rated bonds may be lacking. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics. Descriptions of the ratings of fixed-income securities are contained in Appendix B to this Prospectus.

    The Series may also invest in other instruments that "pass through" payments on such obligations, such as collateralized mortgage obligations ("CMOs").

Merrill Lynch International Index Fund

    The investment objective of the Merrill Lynch International Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Morgan Stanley Capital International EAFE(R) Index (the "EAFE Index"). There can be no assurance that the investment objective of the Fund will be achieved.

    The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch International Index Series of the Trust, which has the same investment objective as the Fund. The following is a description of the investment policies of the Series.

    In seeking to replicate the total return of the EAFE Index, the Manager may not allocate the Series' investments among all of the countries, or all of the companies within a country, represented in the index, or in the same weightings as the index. Instead, the Series may invest in a statistically selected sample of the equity securities included in the EAFE Index and other types of financial instruments. In addition, the Manager may use options and futures contracts and other types of financial instruments relating to all or a portion of the index. The investments to be included in the Series will be selected with the objective of reducing the selected investment portfolio's deviation from the performance of the EAFE Index (tracking error). The Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

    The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger capitalization companies in such markets. A company's stock market capitalization is the total market value of its outstanding shares. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

About Indexing and Management of the Series

    About Indexing. The Series are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Series, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Series' expenses (which can be expected to reduce the total return of the Series), the total return of its respective index.

    Indexing and Managing the Series. Under normal conditions each Series will invest at least 80% of its assets (exclusive of assets held as collateral for securities loans or as margin for futures transactions) in securities or other financial instruments which are contained in, or related to the securities contained in, the applicable index (equity securities, in the case of the Merrill Lynch S&P 500 Index Series, Merrill Lynch Small Cap Index Series and Merrill Lynch International Index Series (the "Equity Series"), and fixed-income securities in the case of the Merrill Lynch Aggregate Bond Index Series (the "Fixed-Income Series")).

    Because each Series seeks to replicate the total return of its respective index, generally the Manager will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, the Manager may omit or remove a security which is included in an index from the portfolio of a Series if, following objective criteria, the Manager judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.


    In managing the Series, the Manager may employ index arbitrage. Index arbitrage involves the sale of a replicating selection, or "basket" of stocks with the simultaneous purchase of an equivalent dollar value of related futures contracts, or alternatively the purchase of such an equity basket with a simultaneous sale of related futures contracts. This technique is designed to take advantage of a possible mispricing which could arise between the securities market and the futures market. Extensive use of this technique could, however, be limited by applicable tax laws.

    In addition, the Manager may acquire certain financial instruments based upon individual securities or upon one or more baskets of securities (which basket may be based upon a target index ). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to a Series or by a Series of amounts based upon the performance (positive, negative or both) of a particular security or basket. The Manager will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index.

    Each Series' ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Series, taxes (including foreign withholding taxes, which will affect the Merrill Lynch International Index Series due to foreign tax withholding practices), changes in either the composition of the index or the assets of a Series, and the timing and amount of

Series investor contributions and withdrawals, if any. In addition, each Fund's total return will be affected by incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund.

Other Types of Investments and Investment Techniques of the Series

    Cash Management. Generally, the Manager will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of the Manager, a portion of a Series' assets may be invested in certain types of instruments with remaining maturities of 397 days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions ("U.S. Government Securities"); (ii) other fixed-income securities rated Aa or higher by Moody's or AA or higher by S&P or, if unrated, of comparable quality in the opinion of the Manager; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Series invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Manager.


    Futures, Options, Swaps and Indexed Instruments. Each Series will also utilize options, futures, options on futures, swaps and other indexed instruments. Futures and options on futures may be employed to provide liquidity as described in the preceding paragraph, and may also be employed in connection with a Series' index arbitrage strategies. Futures, options on futures, swaps and other indexed instruments may be employed as a proxy for a direct investment in securities underlying the Series' index.

    The Manager will choose among the foregoing instruments based on its judgment of how best to meet each Series' goals. In connection therewith, the Manager will assess such factors as current and anticipated securities prices, relative liquidity and price levels in the options, futures and swap markets compared to the securities markets, and the Series' cash flow and cash management needs.

    The Series' use of the foregoing instruments and the associated risks are described in detail in Appendix A to this Prospectus.

    Foreign Exchange Transactions. The Merrill Lynch International Index Series may engage in foreign currency forward and spot transactions in connection with transactions or anticipated transactions in securities denominated in foreign currencies. Specifically, the Series may purchase or sell a currency to settle a security transaction or sell a currency in which the Series has received or anticipates receiving a dividend or distribution.

Other Investment Policies and Practices of the Series

    Illiquid Investments. Each of the Series may invest up to 15% of its net assets in illiquid investments. Pursuant to that restriction the Series may not invest in instruments which cannot be readily resold because of legal or contractual restrictions, which cannot otherwise be marketed, redeemed, put to the issuer or a third party, which do not mature within seven days, or which the Trustees have not determined to be liquid, if, regarding all such instruments, more than 15% of its net assets, taken at market value, would be invested in such instruments.

    The Series may purchase, without regard to the above limitation, securities that are not registered under the Securities Act of 1933 (the "Securities Act") but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Trustees, or the Manager pursuant to guidelines adopted by the Trustees, continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Trustees, however, will retain oversight and are ultimately responsible for these determinations. The Trustees monitor the Series' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Series to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

    Repurchase Agreements. Each Series may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, primary dealers in U.S. Government securities, or an affiliate thereof, or with other entities which the Manager otherwise deems to be creditworthy. Under repurchase agreements, the counterparty agrees, upon entering into the contract, to repurchase the security from the Series at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. In the event of default by the seller under a repurchase agreement the Series may suffer time delays and incur costs or possible losses in connection with disposition of the collateral. Repurchase agreements maturing in more than seven days are deemed illiquid by the Securities and Exchange Commission and are therefore subject to the Series' investment restrictions limiting investments in securities that are not readily marketable to 15% of the Series' net assets.

    Lending of Portfolio Securities. To the extent permitted by law, each Series may from time to time lend securities from its portfolio to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the United States government. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Series' policy concerning lending is fundamental and it may not be changed without the approval of the holders of a majority of the Series' outstanding voting securities, as defined in the Investment Company Act. During the period of such a loan, the Series receives the income on the loaned securities and either receives the income on the collateral or other compensation, i.e., negotiated loan premium or fee, for entering into the loan and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Series could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities. Presently, the Series does not intend to lend portfolio securities representing in excess of 33 1/3% of its total assets.

    When-Issued Securities and Delayed Delivery Transactions. The Merrill Lynch Aggregate Bond Index Series may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by the Series with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Series at the time of entering into the transaction. Although the Series has not established any limit on the percentage of its assets that may be committed in connection with such transactions, the Series will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions.

    Standby Commitment Agreements. The Merrill Lynch Aggregate Bond Index Series may from time to time enter into standby commitment agreements. Such agreements commit the Series, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Series at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Series is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Series has committed to purchase. The Series will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Series. The Series will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of all other illiquid securities, will not exceed 15% of its total assets taken at the time of acquisition of such commitment or security. The Series will at all times maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

    There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Series may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

    The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Series' net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Investment Restrictions

    The Fund's and the Series' investment activities are subject to further restrictions that are described in the Statement of Additional Information. Investment restrictions and policies which are fundamental policies may not be changed without the approval of the holders of a majority of the Fund's or Series' outstanding voting securities as defined in the Investment Company Act. Among the more significant fundamental restrictions, a Series or Fund may not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities). In addition, although each Fund is classified as a non-diversified fund under the Investment Company Act and is not subject to the diversification requirements of the Investment Company Act., each Fund is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the "IRC Code"). To ensure that the Funds satisfy these requirements, the Declaration of Trust requires that each Series be managed in compliance with the IRC Code requirements as though such requirements were applicable to the Series. These requirements include limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Fund's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in the securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the IRC Code.

Risk Factors

    Each Fund will be subject to the risks associated with an investment in its corresponding Series. These risks are set forth below.

    Cash Flows; Expenses. The ability of each Series to satisfy its investment objective depends to some extent on the Manager's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Series' investments). The Manager will make investment changes to a Series' portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, which will be borne by the Series, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Series seeks to replicate the total return of its target index, the Manager generally will not attempt to judge the merits of any particular security as an investment.

    Options, Futures, Swaps and Indexed Instruments. The Manager expects to use options, futures, options on futures, swaps and indexed instruments as described above under "About Indexing and Management of the Series -- Other Types of Investments and Techniques -- Futures, Options, Swaps and Indexed Instruments." Use of such instruments may involve investment risks and transaction costs to which the Series would not be subject absent the use of these instruments. A discussion of these instruments is contained in Appendix A to this Prospectus.

    Investment in Foreign Securities. Investments on an international basis involve certain risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign or U.S. governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial, political and social factors. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Also, it is anticipated that most of the foreign securities held by a Series will not be registered with the Securities and Exchange Commission nor will the issuers thereof be subject to the reporting requirements of such agency. In addition, foreign investors such as the Series may be subject to withholding taxes in certain countries, which may reduce the returns of the Series.

    Since the Merrill Lynch International Index Series will invest heavily in securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates will affect the value of securities in the Series' portfolio and the unrealized appreciation or depreciation of investments so far as United States investors are concerned. Currencies of certain foreign countries may be volatile and therefore may affect the value of securities denominated in such currencies. Changes in foreign currency exchange rates relative to the United States dollar will affect the United States dollar value of the Series' assets denominated in that currency and the return on such assets. The rate of exchange between the dollar and other currencies is determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by the international balance of payments, the level of interest and inflation rates and other economic and financial conditions, government intervention, speculation and other factors.

    Investment in Fixed-Income Securities. Because the Merrill Lynch Aggregate Bond Index Series will invest in fixed-income securities, it will be subject to the general risks inherent is such securities, primarily interest rate risk, credit risk and prepayment risk.

    Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. As a rule bond prices vary inversely with interest rates. If interest rates rise, bond prices generally decline; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds generally fluctuate more in price than shorter-maturity bonds. To compensate investors for these larger fluctuations, longer-maturity bonds usually offer higher yields than shorter-maturity bonds, other factors, including credit quality, being equal. These basic principles of bond prices also apply to U.S. Government Securities. A security backed by the "full faith and credit" of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

    Credit risk is the possibility that an issuer of securities held by the Series will be unable to make payments of either interest or principal or will be perceived to have a diminished capacity to make such payments in the future. The credit risk of the Series is a function of the diversification and credit quality of its underlying securities.

    The Series may also be exposed to event risk, which includes the possibility that fixed-income securities held by the Series may suffer a substantial decline in credit quality and market value due to issuer restructurings. Certain restructurings such as mergers, leveraged buyouts, takeovers or similar events, are often financed by a significant expansion of corporate debt. As a result of the added debt burden, the credit quality and market value of a firm's existing debt securities may decline significantly. Other types of restructurings (such as corporate spinoffs or privatizations of governmental or agency borrowers or the termination of express or implied governmental credit support) may also result in decreased credit quality of a particular issuer.

    Prepayment risk is the possibility that the principal of the mortgage loans underlying mortgage-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Series may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the mortgage-backed securities held by the Series may exhibit price characteristics of longer-term debt securities.

    The corporate substitution strategy used by the Series (discussed above) may increase or decrease the Series' exposure to the foregoing risks relative to those of the Aggregate Bond Index.

    Investments in Small Companies. The Merrill Lynch Small Cap Index Series will invest primarily in securities of smaller capitalization issuers. Investments in securities of smaller capitalization issuers involve special considerations and risks not typically associated with investments in securities of larger capitalization issuers, including an issuer's limited product lines, markets or financial resources, or dependence on a limited management group. In addition, many smaller capitalization stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements, than stocks of larger companies. The securities of smaller companies may also be more sensitive to market changes than the securities of larger companies.

    Portfolio Turnover. Although the Series will use a passive, indexing approach to investing, each Series may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when the Manager considers whether to purchase or sell securities for a Series only to the extent that the Manager will consider the impact of transaction costs on a Series' tracking error. Changes in the securities comprising a Series' index will tend to increase that Series' portfolio turnover rate, as the Manager restructures the Series' holdings to reflect the changes in the index. The portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Series' purchases or sales of securities by the average net asset value of the Series. High portfolio turnover involves correspondingly greater brokerage commissions for a Series investing in equity securities and other transaction costs which are borne directly by a Series. A high portfolio turnover rate may also result in the realization of taxable capital gains, including short-term capital gains taxable at ordinary income rates.

    While it is impossible to predict the portfolio turnover rates for each of the Series, it is anticipated that the portfolio turnover rates for each of the Series may exceed 100%.

Additional Information concerning the Indices

    S&P 500. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Corporation and the Trust. The Fund and the Series are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw Hill Companies, Inc. ("Standard & Poor's") and Standard & Poor's makes no representation regarding the advisability of investing in the Fund or the Series.


    The S&P 500 Index Fund and the Series are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of shares of the Fund or the Series or any member of the public regarding the advisability of investing in securities generally or in the Fund or the Series particularly or the ability of the S&P 500 to track general stock market performance. Standard & Poor's only relationship to the Fund and the Series is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 which is determined, composed and calculated by Standard & Poor's without regard to the Fund and the Series. Standard & Poor's has no obligation to take the needs of the Fund and the Series or the owners of shares of the Fund and the Series into consideration in determining, composing or calculating the S&P 500 Index. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Fund and the Series or the timing of the issuance of sale of shares of the Fund and the Series or in the determination or calculation of the equation by which the Fund and the Series is to be converted into cash. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund and the Series.

STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, THE SERIES, OWNERS OF SHARES OF THE FUND AND THE SERIES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITED ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell 2000. The Merrill Lynch Small Cap Index Fund and the Series are neither sponsored by nor affiliated with the Frank Russell Company. Frank Russell's only relationship to the Fund and the Series is the licensing of the use of the Russell 2000 Small Stock Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell indices.

EAFE Index. The Merrill Lynch International Index Fund and the Series are not sponsored, endorsed, sold or promoted by Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley makes no representation or warranty, express or implied, to the owners of the Fund and the Series or any member of the public regarding the advisability of investing in securities generally or in the Fund and a the Series particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index which is determined, composed and calculated by Morgan Stanley without regard to the issuer of the Fund and the Series. Morgan Stanley has no obligation to take the needs of the issuer of the Fund and the Series or the owners of the Fund and the Series into consideration in determining, composing or calculating the EAFE Index. Inclusion of a security in the EAFE Index in no way implies an opinion by

Morgan Stanley as to its attractiveness as an investment. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund and the Series to be issued or in the determination or calculation of the equation by which the Fund and the Series is redeemable for cash. Morgan Stanley has no obligation or liability to owners of the Fund and the Series in connection with the administration, marketing or trading of the Fund and the Series. The Fund and the Series are neither sponsored by nor affiliated with Morgan Stanley.

ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, MORGAN STANLEY DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. MORGAN STANLEY MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. MORGAN STANLEY MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             MANAGEMENT OF THE FUNDS

Board of Directors

    The Board of Directors of the Corporation consists of ___ individuals, ___ of whom are not "interested persons" of the Fund as defined in the Investment Company Act. The Board of Directors is responsible for the overall supervision of the operations of the Funds and performs the various duties imposed on the directors of investment companies by the Investment Company Act.

    The Directors of the Fund are:

    [Names of Directors to be inserted by amendment.]

----------
*   Interested person, as defined by the Investment Company Act, of the Fund.

    The Directors of the Corporation are also Trustees of the Trust. The Directors have adopted procedures that they believe are reasonably designed to resolve any conflicts that arise in connection with this overlap.

Administration of the Corporation and the Funds

    The Corporation does not have an investment adviser, since all of each Fund's assets will be invested in its corresponding Series. The Corporation has retained the services of MLAM as administrator of the Funds (the
"Administrator"). Under the Administration Agreement, the Administrator provides the Funds with administrative services.


Advisory Arrangements of the Trust and the Series

    MLAM, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: Box 9011, Princeton, New Jersey 08543-9011) also acts as manager for the Trust and each Series and provides them with management and investment advisory services.

    MLAM is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch. MLAM or its affiliate, FAM, acts as the manager and investment adviser for more than 130 other registered investment companies. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions. As of ___,__ 1996, MLAM and FAM had a total of approximately $_____ billion in investment company and other portfolio assets under management, including accounts of certain affiliates of MLAM.

    [_____________________ is primarily responsible for the day-to-day management of the Series' investments. For the past five years, _____________________ has [insert employment experience.]]

Expenses

    The Funds pay the Administrator monthly compensation at the annual rates of the average daily net assets of each Fund as follows:

      Name of Fund                                          Administration Fee
      ------------                                          ------------------
Merrill Lynch S&P 500 Index Fund ........................         0.__%
Merrill Lynch Small Cap Index Fund ......................         0.__%
Merrill Lynch Aggregate Bond Index Fund .................         0.__%
Merrill Lynch International Index Fund ..................         0.__%

In addition, the administration agreement with the Administrator (the "Administration Agreement") obligates the Corporation to pay certain expenses incurred in its operations including, among other things, legal and audit fees, registration fees, unaffiliated Directors' fees and expenses, custodian and transfer agency fees, accounting costs, the costs of issuing and redeeming shares and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. Accounting services are provided to each Fund by the Administrator, and each Fund reimburses the Administrator for its costs in connection with such services on a semi-annual basis.

    The Series of the Trust pay the Manager monthly compensation at the annual rates of the average daily net assets of each Series as follows:

      Name of Series                                        Management Fee
      --------------                                        --------------
Merrill Lynch S&P 500 Index Series.......................         0.__%
Merrill Lynch Small Cap Index Series.....................         0.__%
Merrill Lynch Aggregate Bond Index Series................         0.__%
Merrill Lynch International Index Series.................         0.__%

In addition, the management agreement with the Manager (the "Management

Agreement") obligates the Trust to pay certain expenses incurred in its operations including, among other things, legal and audit fees, registration fees, unaffiliated trustees' fees and expenses, custodian and transfer agency fees, accounting costs, the costs of issuing and redeeming shares and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. Accounting services are provided to the Trust by the Manager, and each Series reimburses the Manager for its costs in connection with such services on a semi-annual basis.

    The Directors of the Corporation believe that the aggregate per share expenses of each Fund and corresponding Series will be less than or approximately equal to the expenses which each Fund would incur if it retained the services of an investment adviser and the assets of each Fund were invested directly in the type of securities held by the corresponding Series.

Transfer Agency Services

    Merrill Lynch Financial Data Services, Inc. ("MLFDS" or the "Transfer Agent"), which is a wholly-owned subsidiary of ML & Co., acts as the Corporation's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of [$____] per shareholder account and is entitled to reimbursement for out-of-pocket expenses incurred by it under the Transfer Agency Agreement. MLFDS also acts as the transfer agent to the Trust.

Codes of Ethics

    The Board of Directors of the Corporation has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act which incorporates the Codes of Ethics of the Trust and of MLAM (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Manager and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

    [The Codes require that all employees of the Manager preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Manager. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Trust within periods of trading by the Series in the same (or equivalent) security (15 or 30 days depending upon the transaction).]

                               PURCHASE OF SHARES

    Merrill Lynch Funds Distributor, Inc. (the "Distributor"), an affiliate of both MLAM and Merrill Lynch, acts as the distributor of the shares of the Fund.

    The Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of the Fund are offered at a price equal to the next determine net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of the Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.

    Class A shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation, including the Merrill Lynch Mutual Fund Adviser program. In addition, Class A shares are offered to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM-advised investment companies, including the Corporation. For more information about these programs, contact ____ at 1-800-_______.

    Shares may be purchased directly from the Distributor, P.O. Box 9081, Princeton, New Jersey 08543-9081 ((609) 282-2800), which has entered into a dealer agreement with Merrill Lynch. Shareholders may redeem their shares at any time at the next determined net asset value. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $50, except that for retirement plans the minimum initial investment is $100 and the minimum subsequent purchase is $1. Merrill Lynch may charge its customers a processing fee (currently $4.85) for confirming purchases and repurchases. Purchase and redemptions directly through the Corporation's transfer agent are not subject to processing fees.

    The Distributor also acts as the placement agent for the Trust.

Account Maintenance Plan

    Pursuant to a plan adopted by the Corporation with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"), the Class D shares of each Series pay the Distributor an ongoing account maintenance fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to such shares. Pursuant to a sub-agreement with the Distributor, Merrill Lynch also provides account maintenance services in respect of the Class D shares of each Fund. The ongoing account maintenance fee compensates the Distributor and Merrill Lynch for providing account maintenance services to Class D shareholders.

                              REDEMPTION OF SHARES


    Each Fund is required to redeem all full and fractional shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. There will be no additional charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time.

Redemption

    A shareholder wishing to redeem shares may do so without charge by tendering the shares directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Merrill Lynch Financial Data Services, Inc., Transfer Agency Operations Department, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Corporation. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. The notice in either event requires the signatures of all persons in whose names the shares are registered, signed exactly as their names appear on the Transfer Agent's register or on the certificate, as the case may be. The signature(s) on the notice must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. "Eligible guarantor institution(s)" include certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings association. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents, such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payment will be mailed within seven days of receipt of a proper notice of redemption.

    At various times a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days.

Repurchase

    Each Fund also will repurchase shares through a shareholder's listed securities dealer. The Funds normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer prior to the close of business on the New York Stock Exchange on the day received, and such request is received by a Fund from such dealer not later than 30 minutes after the close of business on the New York Stock Exchange (generally 4:00 P.M., New York time), on the same day. Dealers have the responsibility to submit such repurchase requests to the Fund not later than 30 minutes after the close of business on the New York Stock Exchange in order to obtain that day's closing price.

    The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by a Fund. Securities firms which do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch may charge its customers a processing fee (presently $4.85) to confirm a repurchase of shares to such customers. Redemptions directly through the Fund's Transfer Agent are not subject to the processing fee. The Corporation reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem shares as set forth above.

                              SHAREHOLDER SERVICES

    The Corporation offers a number of shareholder services and investment plans designed to facilitate investment in its shares. Full details as to each of such services, copies of the various plans described below and instructions as to how to participate in the various plans and services, or to change options with respect thereto, can be obtained from the Corporation, the Distributor or Merrill Lynch. Included in such services are the following:

    Investment Account. Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. The statement will also show any other activity in the account since the preceding statements. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchase and the reinvestment of ordinary income dividends and long-term capital gains distribution. Shareholders may make additions to their Investment Account at any time by mailing a check directly to the Transfer Agent. Shareholders may also maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically, without charge, at the Transfer Agent. Shareholders interested in transferring their shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he be issued certificates for his shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain an account at Merrill Lynch for those shares.

    Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.

    Automatic Reinvestment of Dividends and Capital Gains Distributions. All dividends and capital gains distributions are reinvested automatically in full and fractional shares of the Funds at the net asset value per share next determined on the ex-dividend date of such dividends and distributions. A shareholder may at any time, by written notification or by telephone (1-800-MER-FUND) or by written notification to Merrill Lynch if the shareholder's account is maintained with Merrill Lynch, or the Transfer Agent, if the shareholder's account is maintained with the Transfer Agent, elect to have subsequent dividends, or both dividends and capital gains distributions, paid in cash rather than reinvested, in which event payment will be mailed on or about the payment date.

    Systematic Withdrawal Plans. A shareholder may elect to receive systematic withdrawal payments from such shareholder's Investment Account in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis. Shareholders whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bi-monthly, quarterly, semiannual or annual basis through the Systematic Redemption Program, subject to certain conditions.

    Automatic Investment Plans. Regular additions of shares may be made in an investor's Investment Account by prearranged charges of $50 or more to such investor's regular bank account. Investors who maintain CMA(R) accounts may arrange to have periodic investments made in the Funds in their CMA(R) account or in certain related accounts in amounts of $100 or more through the CMA(R) Automated Investment Program.

    Retirement Plans. Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in the Funds and in certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. In addition, eligible shareholders of a Fund may participate in a variety of qualified employee benefit plans which are available from the Distributor. The minimum initial purchase to establish any such plan is $100 and the minimum subsequent purchase is $1.

                                PERFORMANCE DATA

    From time to time a Fund may include its average annual total return and/or yield for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission.

    Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

    Each Fund also may quote total return and aggregate total return performance data for various specified time periods. Such data will be calculated substantially as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. A Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate the effect of such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

    Total return figures are based on a Fund's historical performance and are not intended to indicate future performance. A Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

    Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by
(b) the average number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period.

    Each Fund will generally compare its performance to the index it attempts to replicate. A Fund may also compare its performance to data contained in publications such as Lipper Analytical Services, Inc., or performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News and World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine. From time to time, a Fund may include the Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered representative of a Fund's relative performance for any future period.

    The Funds' annual report will contain additional performance information and will be available upon request and without charge.

                                      TAXES

    Each Fund intends to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the IRC Code. If it so qualifies, in any taxable year in which it distributes (in cash or additional shares of the Fund) at least 90% of its taxable net income, the Fund will not be subject to Federal income tax to the extent that it distributes its net investment income and realized capital gains. Each Fund intends to distribute substantially all of such income.

    The IRC Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar basis, and 98% of its capital gains, determined, in general, on an ___ year end, plus certain undistributed amounts from previous years. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

    Under certain provisions of the IRC Code, some shareholders may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

    The foregoing is a general and abbreviated summary of the applicable provisions of the IRC Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent IRC Code sections and the Treasury regulations promulgated thereunder. The IRC Code and these Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

    This summary does not discuss the state or local income tax, or the estate or inheritance tax, consequences of an investment in a Fund.

    Shareholders are urged to consult their advisers as to specific questions as to Federal, foreign, state or local taxes.

    The Series. The Trust and each of the Series has received a private letter ruling from the ("IRS"), pursuant to which each Series is classified as a partnership for tax purposes. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act) and the Trust is unable to obtain a revised private letter ruling from the IRS indicating that each

Series will continue to be classified as a partnership, then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Funds. One possible course of action would be to withdraw the Funds' investments from the Series and to retain an investment adviser to manage the Funds' assets in accordance with the investment policies applicable to the respective Fund. See "Investment Objectives and Policies."

                             ADDITIONAL INFORMATION

Dividends and Distributions

    It is each Fund's intention to distribute all of its net investment income, if any. Dividends from such net investment income will be paid at lease annually with respect to each Fund. All net realized long- or short-term capital gains, if any, are distributed to the Funds' shareholders at least annually. Dividends will be reduced by account maintenance and transfer agency fees payable by the shareholders of a Fund. Dividends and distributions will be reinvested automatically in shares of the Funds, at net asset value. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash. Dividends and distributions are taxable to shareholder as discussed above whether they are reinvested in shares of a Fund or received in cash. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year.

    See "Shareholder Services--Automatic Reinvestment of Dividends and Capital Gains Distributions" for information as to how to elect either dividend reinvestment or cash payments.

Determination of Net Asset Value

    Net asset value per share is determined once daily as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 P.M., New York time) on day during which the New York Stock Exchange is open for trading (a "Pricing Day"). The net asset value is computed by dividing the market value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Administrator and the Distributor, and the advisory fees payable indirectly by the Series of the Trust to the Manager, are accrued daily.

    The principal assets of each Fund will normally be its interest of the underlying Series, which will be valued at its net asset value. A Series' securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the last quoted bid prices as at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trustees of the Trust.

    Each investor in the Trust may add to or reduce its investment in any Series on each Pricing Day. The value of each investor's (including the respective Funds') interest in a Series will be determined as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 p.m., New York Time) by multiplying the net asset value of the Series by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of a Series will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Series as of the time or determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the aggregate investments in the Series by all investors in the Series. The percentage so determined will then be applied to determine the value of the investor's interest in such Series as of such time on the next Pricing Day of the Series.

Organization of the Corporation

    The Corporation is a Maryland corporation incorporated on October 25, 1996. It has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.0001 per share, divided into 125,000,000 shares each of Class A and Class D shares for each of the four Funds: Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund. Class A and Class D shares of a Fund represent interests in the same assets of the Series and are identical in all respects except that the Class D shares bear certain expenses related to the account maintenance associated with such shares. Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures.

    Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Directors (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. All shares of each Fund have equal voting rights, except that each Fund has exclusive voting rights to matters affecting only such Fund, and except that as noted above, Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that, as noted above, Class D shares bear certain additional expenses. Shares issued are fully-paid and non-assessable by the Fund. Voting rights for Directors are not cumulative.

    The Trust consists of four Series, and is organized as a Delaware business trust. Whenever investors in a Series are requested to vote on a fundamental policy of a Series, the Corporation will hold a meeting of its shareholders and will cast its vote as instructed by such shareholders.

Shareholder Inquiries

    Shareholder inquiries may be addressed to the Funds at the address or telephone number set forth on the cover page of this Prospectus.

Shareholder Reports

    Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts the shareholder should notify in writing:

    Merrill Lynch Financial Data Services, Inc.
    P.O. Box 45289
    Jacksonville, Florida 32232-5289

The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch financial consultant or Merrill Lynch Financial Data Services, Inc. at 800-637-3863.

                                   APPENDIX A

    The Series are authorized to use certain instruments, including indexed securities, options, futures and swaps, as described below. Such instruments, which may be regarded as derivatives, are referred to collectively herein as "Strategic Instruments."

Indexed Securities

    The Series may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Series may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities, or based on the relative changes of two indices. If a Series invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

Options on Securities and Securities Indices

    Purchasing Options. Each Series is authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When a Series purchases a put option, in consideration for an upfront payment (the "option premium") the Series acquires a right to sell to another party specified securities owned by the Series at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Series' risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Series will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

    Each Series is also authorized to purchase call options on securities it intends to purchase or securities indices. When a Series purchases a call option, in consideration for the option premium the Series acquires the right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Series from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Series is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Series believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Series determines not to purchase a security underlying a call option, however, the Series may lose the entire option premium.

    Each Series is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

    Writing Options. Each Series is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When a Series writes a call option, in return for an option premium the Series gives another party the right to buy specified securities owned by the Series at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Series has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Series will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Series limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

    Each Series may also write put options on securities or securities indices. When a Series writes a put option, in return for an option premium the Series gives another party the right to sell to the Series a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Series has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Series will profit by the amount of the option premium. By writing a put option, however, a Series will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Series writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Series for writing the put option. A Series will write a put option on a security or a securities index only if the Series would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

    Each Series is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.


    Other than with respect to closing transactions, the Series will only write call or put options that are "covered." A call or put option will be considered covered if a Series has segregated assets with respect to such option in the manner described in "Risk Factors in Strategic Instruments" below. A call option will also be considered covered if a Series owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which substantially replicate the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

    Types of Options. Each Series may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

Futures

    Each Series may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Series is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Series will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. The Series will further limit transactions in futures and options on futures to the extent necessary to prevent the Series from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

Swaps

    The Series are authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of securities or equity index. Swap agreements may also be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

Risk Factors in Strategic Instruments


    The Series intend to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or a Series will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

    Certain transactions in Strategic Instruments (e.g., futures transactions, sales of put options) may expose a Series to potential losses which exceed the amount originally invested by the Series in such instruments. When a Series engages in such a transaction, the Series will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Series' exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Series has assets available to satisfy its obligations with respect to the transaction, but will not limit the Series' exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments

    Certain Strategic Instruments traded in OTC markets, including indexed securities, swaps and OTC options, may be substantially less liquid than other instruments in which a Series may invest. The absence of liquidity may make it difficult or impossible for a Series to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Series to ascertain a market value for such instruments. A Series will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Series can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

    The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. The Series have therefore adopted an investment policy pursuant to which they will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Series, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Series and margin deposits on the Series' outstanding OTC options exceeds 15% of the total assets of the Series, taken at market value, together with all other assets of the Series which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Series to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Series has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Series will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

    Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Series has unrealized gains in such instruments or has deposited collateral with its counterparty the Series is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Series will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Series with a third-party guaranty or other credit enhancement.

    Additional Limitations on the Use of Strategic Instruments. The Series may not use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

                     APPENDIX B - DESCRIPTION OF COMMERCIAL
                             PAPER AND BOND RATINGS

Commercial Paper

Description of relevant commercial paper ratings of Standard & Poor's Ratings Services ("S&P") are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Description of the relevant commercial paper ratings of Moody's Investors Service, Inc. ("Moody's") are as follows:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          --  Leading market positions in well-established industries.

          --  High rates of return on funds employed.

          -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurement and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Corporate Bonds

Descriptions of the bond ratings of S&P are:

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA  --    Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A   --    Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC or C--Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

C1  --    The rating C1 is reserved for income bonds on which no interest is being paid.

D   --    Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Descriptions of the bond ratings of Moody's are as follows:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such issues.

Aa  --    Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

A   --    Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  --    Bonds which are rated Ba are judged to have speculative elements;
          their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B   --    Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  --    Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C   --    Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

              MERRILL LYNCH INDEX FUNDS, INC. -- AUTHORIZATION FORM

                                    [To Come]

            Administrator of the Corporation and Manager of the Trust
                      Merrill Lynch Asset Management, L.P.
                             Administrative Offices:
                             800 Scudders Mill Road
                             Plainsboro, New Jersey

                                Mailing Address:
                                    Box 9011
                        Princeton, New Jersey 08543-9011

                                   Distributor
                      Merrill Lynch Funds Distributor, Inc.

                             Administrative Offices:
                             800 Scudders Mill Road
                             Plainsboro, New Jersey

                                Mailing Address:
                                    Box 9081
                        Princeton, New Jersey 08543-9081

                                    Custodian
                                    [To Come]

                                 Transfer Agent
                   Merrill Lynch Financial Data Services, Inc.

                             Administrative Offices:
                            4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484

                                Mailing Address:
                                 P.O. Box 45289
                        Jacksonville, Florida 32246-5289

                              Independent Auditors

                             Deloitte & Touche, LLP
                                117 Campus Drive
                        Princeton, New Jersey 08540-6400

                                     Counsel
                    Shereff, Friedman, Hoffman & Goodman, LLP
                                919 Third Avenue
                            New York, New York 10022

          No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and the Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Corporation or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

             ---------------

            TABLE OF CONTENTS

                                      Page
                                      ----
Fee Table...........................
Investment Objectives and Policies..
Management of the Funds.............
Purchase of Shares..................
Redemption of Shares................
Shareholder Services................
Performance Data....................
Taxes...............................
Additional Information..............
Authorization Form..................

Code #

                 [LOGO]

Merrill Lynch
Index Funds, Inc.

____________, 1996

Distributor:
Merrill Lynch Funds Distributor, Inc.

This Prospectus should be
retained for future reference.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                     Subject to Completion - ______, __ 1996

                       STATEMENT OF ADDITIONAL INFORMATION

                         MERRILL LYNCH INDEX FUNDS, INC.
     Box 9011, Princeton, New Jersey 08543-9011  o  Phone No. (609) 282-2800

                                  ------------

          Merrill Lynch Index Funds, Inc. (the "Corporation") currently consists of four portfolios or series: Merrill Lynch S&P 500 Index Fund ("S&P 500 Index Fund"), Merrill Lynch Small Cap Index Fund ("Small Cap Index Fund"), Merrill Lynch Aggregate Bond Index Fund ("Aggregate Bond Index Fund") and Merrill Lynch International Index Fund ("International Index Fund")(collectively, the "Funds," and each, a "Fund"). Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the series (collectively, the "Series," and each, a "Series") of Merrill Lynch Index Trust (the "Trust") that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved.

          Each Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of each Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.

          This Statement of Additional Information for the Funds is not a prospectus and should be read in conjunction with the prospectus of the Funds, dated , 1996 (the "Prospectus"), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by writing the Funds at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                                  ------------

              Merrill Lynch Asset Management, L.P. - Administrator
               Merrill Lynch Funds Distributor, Inc. - Distributor

                                  ------------

     The date of this Statement of Additional Information is ________, 1996

                                   -----------

                       INVESTMENT OBJECTIVES AND POLICIES

     Merrill Lynch Index Funds, Inc. currently consists of four series: Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund. Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the Series of Merrill Lynch Index Trust that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. Reference is made to the discussion under "Investment Objectives and Policies" in the Prospectus for information with respect to each Fund's and each Series' investment objective and policies. There can be no assurance that the investment objectives of the Funds will be achieved.

Investment Restrictions

     The Corporation has adopted the following restrictions and policies relating to the investment of each Fund's assets and activities, which are fundamental policies and may not be changed with respect to a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act of 1940, as amended (the "Investment Company Act") means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), each Fund may not:

     1. Make any investment inconsistent with the Fund's classification as a non-diversified company under the Investment Company Act.

     2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

     3. Make investments for the purpose of exercising control or management.

     4. Purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as

they may be amended from time to time.

     6. Issue senior securities to the extent such issuance would violate applicable law.

     7. Borrow money, except that (i) a Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

     8. Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

     9. Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     The Trust has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed with respect to any Series without the approval of the holders of a majority of the interests of the Series.

     Portfolio securities of each Fund's underlying Series generally may not be purchased from, sold or loaned to MLAM or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

     Because of the affiliation of MLAM with the Corporation, the Series are prohibited from engaging in certain transactions involving MLAM's affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order, the Series are prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal and from purchasing securities in public offerings which are not registered under the Securities Act in which such firms or any of their affiliates participate as an underwriter or dealer.

                             MANAGEMENT OF THE FUNDS


Directors and Officers

     The Directors and executive officers of the Corporation and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     [to be filed by amendment]

----------
(1)  Interested person, as defined in the Investment Company Act, of the Funds.

(2) Such Director or officer is a director, trustee or officer of other investment companies for which MLAM or FAM acts as investment adviser.

     As of the date of this Statement of Additional Information, the officers and Directors of the Corporation as a group (__ persons) owned an aggregate of less than 1/4 of 1% of the outstanding shares of Common Stock of Merrill Lynch & Co., Inc. and owned an aggregate of less than 1% of the outstanding shares of any of the Funds.

     Pursuant to the terms of the Administration Agreement with the Corporation, MLAM pays all compensation of officers of the Corporation as well as the fees of all Directors who are affiliated persons of MLAM. The Corporation pays each Director not affiliated with MLAM a fee of $_______ per year plus $_______ per meeting attended, together with such Director's out-of-pocket expenses relating to attendance at meetings. The Corporation also compensates members of its Audit and Nominating Committee, which consists of all of the Directors who are not interested persons of the Funds, with a fee of $_______ per year; the Chairman of the Audit and Nominating Committee receives an additional annual fee of $_______ per year.

Compensation of Directors

     The following table sets forth the aggregate compensation the Corporation expects to pay to the non-interested Directors for the fiscal year ended December 31, 1997 and the aggregate compensation paid by all investment companies advised by MLAM and its affiliate, FAM ("MLAM/FAM-Advised Funds") to the non-interested Directors for the calendar year ended December 31, 1995 (the most recent year for which such information is available).

----------------------------------------------------------------------------------------------------
                                                                             Total Compensation From
                                                    Pension or Retirement      Funds and MLAM/FAM
                         Aggregate Compensation      Benefits Accrued as      Advised Funds Paid to
   Name of Director            From Funds           Part of Fund Expenses         Directors(1)
----------------------------------------------------------------------------------------------------

____________________________________________________________________________________________________

____________________________________________________________________________________________________

____________________________________________________________________________________________________

____________________________________________________________________________________________________

____________________________________________________________________________________________________

----------
(1) In addition to the Corporation, the Directors served on other MLAM/FAM Advised Funds as follows:

Administration Arrangements

     MLAM is owned and controlled by Merrill Lynch & Co., Inc., a financial services holding company and the parent of Merrill Lynch. Reference is made to "Management of the Funds" in the Prospectus for certain information concerning the administration arrangements of the Corporation and the management and advisory arrangements of the Trust.

     The Corporation has entered into an administration agreement with MLAM as Administrator (the "Administration Agreement"). As discussed in the Prospectus, the Administrator receives for its services to the Funds monthly compensation at the annual rates of the average daily net assets of each Fund as follows:

          Name of Fund                                        Administration Fee
          ------------                                        ------------------
Merrill Lynch S&P 500 Index Fund ...........................        0.__%
Merrill Lynch Small Cap Index Fund .........................        0.__%
Merrill Lynch Aggregate Bond Index Fund ....................        0.__%
Merrill Lynch International Index Fund .....................        0.__%

     The Administration Agreement obligates the Administrator to provide certain administrative services to the Corporation and the Funds and to pay all compensation of and furnish office space for officers and employees of the Corporation as well as the fees of all Directors who are affiliated persons of the Administrator or any of their affiliates. Each Fund pays all other expenses incurred in the operation of the Fund, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and expenses of unaffiliated Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or the Fund. Merrill Lynch Funds Distributor, Inc. (the "Distributor") will pay the promotional expenses of the Funds incurred in connection with the offering of its shares.

     Duration and Termination. Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from the date of its adoption. Thereafter, it will remain in effect from year to year with respect to each Fund if approved annually (a) by the Board of Trustees and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to a Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Management and Advisory Arrangements

     Each Fund invests all of its assets in shares of the corresponding Series of the Trust. Accordingly, the Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of the Trust. The Trust has entered into a management agreement with MLAM as Manager (the "Management Agreement"). As discussed in the Prospectus, the Manager receives for its services to the Series monthly compensation at the annual rates of the average daily net assets of each Series as follows:

         Name of Series                                        Management Fee
         --------------                                        -------------
Merrill Lynch S&P 500 Index Series..........................        0.__%
Merrill Lynch Small Cap Index Series........................        0.__%
Merrill Lynch Aggregate Bond Index Series...................        0.__%
Merrill Lynch International Index Series....................        0.__%

     The Management Agreement obligates the Manager to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Trust connected with investment and economic research, trading and investment management of the Trust, as well as the fees of all Trustees who are affiliated persons of the Manager or any of their affiliates. Each Series pays all other expenses incurred in the operation of the Series, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust or the Series. The Distributor will pay the promotional expenses of the Trust incurred in connection with the offering of its shares.

     Securities held by the Series of the Trust may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Manager or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by the Manager for the Series or other funds for which it acts as investment adviser or for its advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Duration and Termination. Unless earlier terminated as described below, the Management Agreement will remain in effect for two years from the date of its adoption. Thereafter, it will remain in effect from year to year with respect to each Series if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Series and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to a Series without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Series.

                               PURCHASE OF SHARES

     Reference is made to "Purchase of Shares" in the Prospectus for certain information as to the purchase of Fund shares.

     The Corporation has entered into a distribution agreement with the Distributor in connection with the offering of shares of the Funds (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

     The Corporation reserves the right to suspend the offering of its shares at any time.

     Account Maintenance Plan. Reference is made to "Purchase of Shares--Account Maintenance Plan" in the Prospectus for certain information with respect to the Account Maintenance Plan (the "Plan") of the Class D shares of the Funds.

     The payment of the account maintenance fee is subject to the provisions of Rule 12b-1 under the Investment Company Act. Among other things, the Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance fees paid to the Distributor. In their consideration of the Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Plan to the Funds and their shareholders. The Plan further provides that, so long as the Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act (the "Independent Directors"), shall be committed to the discretion of the Independent Directors then in office. In approving the Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or with respect to any Fund by the vote of the holders of a majority of the outstanding Class D shares of the Fund. The Plan cannot be amended to increase materially the amount to be spent by the Class D shares of a Fund without shareholder approval, and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of the Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Plan or such report, the first two years in an easily accessible place.

                              REDEMPTION OF SHARES

     Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of Fund shares.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended only for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

     The value of share at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund and the Series at that time.

     Shares are redeemable at the option of the Corporation if, in the opinion of the Corporation, ownership of the shares has or may become concentrated to the extent which would cause the Corporation or a Fund to be deemed a personal holding company within the meaning of the Code.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Because the Funds will invest exclusively in shares of their corresponding Series it is expected that all transactions in portfolio securities will be entered into by the Series. The Manager is responsible for making the Series' portfolio decisions, placing the Series' brokerage business, evaluating the reasonableness of brokerage commissions and negotiating the amount of any commissions paid subject to a policy established by the Trust's Trustees and officers. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Orders for transactions in portfolio securities are placed for the Trust with a number of brokers and dealers, including Merrill Lynch. In placing orders, it is the policy of the Trust to obtain the most favorable net results, taking into account various factors, including price, commissions, if any, size of the transaction and difficulty of execution. Where practicable, the Manager surveys a number of brokers and dealers in connection with proposed portfolio transactions and selects the broker or dealer which offers the Trust the best price and execution or other services which are of benefit to the Trust. Securities firms also may receive brokerage commissions on transactions including covered call options written by the Trust and the sale of underlying securities upon the exercise of such options. In addition, consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and policies established by the Trustees, the Manager may consider sales of shares of the Funds as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust.

     The Trust does not use any particular broker or dealer, and brokers who provide supplemental investment research to the Manager may receive orders for transactions by the Trust. Such supplemental research services ordinarily consist of, quantitative and modeling information, assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement. If in the judgment of the Manager the Trust will be benefited by supplemental research services, the Manager is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information, and the Manager may use such information in servicing its other accounts.

     The Trust anticipates that brokerage transactions involving securities of companies domiciled in countries other than the United States will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions are generally higher than in the United States, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

     The Trust invests in certain securities traded in the over-the-counter market and, where possible, deals directly with the dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Trust are prohibited from dealing with the Trust as principal in purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Trust, including Merrill Lynch, will not serve as the Trust's dealer in such transactions. However, affiliated persons of the Trust may serve as its broker in the over-the-counter transactions conducted on an agency basis.

     Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, Merrill Lynch may execute transactions for the Trust on the floor of any national securities exchange provided that prior authorization of such transactions is obtained and Merrill Lynch furnishes a statement to the Trust at least annually setting forth the compensation it has received in connection with such transactions.

     The Trustees have considered the possibility of recapturing for the benefit of the Trust brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the management fee paid by the Trust to the Manager. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

     Portfolio Turnover. Although the Series will use a passive, indexing approach to investing, each Series may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when the Manager considers whether to purchase or sell securities for a Series only to the extent that the Manager will consider the impact of transaction costs on a Series' tracking error. Changes in the securities comprising a Series' index will tend to increase that Series' portfolio turnover rate, as the Manager restructures the Series' holdings to reflect the changes in the index. A high rate of portfolio turnover would result in correspondingly greater brokerage commission expenses. Portfolio turnover rate is calculated by dividing the lesser of the Series' annual sales or purchases of portfolio securities (exclusive of purchases and sales of Government securities and of all other securities, including options, whose maturity or expiration dates at the time of acquisition were one year or less) by the monthly average value of the securities in the Series during the fiscal year.

                        DETERMINATION OF NET ASSET VALUE

     Reference is made to "Additional Information--Determination of Net Asset Value" in the Prospectus concerning the determination of net asset value.

     The net asset value of the shares of the Funds is determined once daily Monday through Friday as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 P.M., New York time) on each day the New York Stock Exchange is open for trading (a "Pricing Day"). The New York Stock Exchange is not open for trading on New Year's Day, Presidents' Day, Good

Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Administrator and the Distributor, and the advisory fees payable indirectly by the Series of the Trust to the Manager, are accrued daily.

     The principal assets of each Fund will normally be its interest of the underlying Series, which will be valued at its net asset value. A Series' securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the last quoted bid prices as at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trustees of the Trust.

     Each investor in the Trust may add to or reduce its investment in any Series on each Pricing Day. The value of each investor's (including the respective Funds') interest in a Series will be determined as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 p.m., New York Time) by multiplying the net asset value of the Series by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in a Series will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Series as of the time or determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the aggregate investments in the Series by all investors in the Series. The percentage so determined will then be applied to determine the value of the investor's interest in such Series as of such time on the next Pricing Day of the Series.

                              SHAREHOLDER SERVICES

     The Funds offer a number of shareholder services described below which are designed to facilitate investment in their shares. Full details as to each of such services and copies of the various plans described below can be obtained from the Funds, the Distributor or Merrill Lynch. Certain of these services are available only to United States investors.

Investment Account


     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. The statement will also show any other activity in the account since the preceding statements. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchase and the reinvestment of ordinary income dividends and long-term capital gains distribution. Shareholders may make additions to their Investment Account at any time by mailing a check directly to the Transfer Agents. Shareholders may also maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically, without charge, at the Transfer Agent. Shareholders interested in transferring their shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he be issued certificates for his shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain an account at Merrill Lynch for those shares.

     Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares of an Investment Account may be requested by a shareholder directly from Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent").

Automatic Reinvestment of Dividends and Capital Gains Distributions

     Unless specific instructions are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will be reinvested automatically in additional shares of the Funds. Such reinvestment will be at the net asset value of shares of a Fund, without sales charge, as of the close of business on the ex-dividend date of the dividend or distribution. Shareholders may elect in writing or by telephoning (1-800-MER-FUND) to receive either their income dividends or capital gains distributions, or both, in cash, in which event payment will be mailed on or about the payment date. Shareholders may, at any time, notify the Transfer Agent in writing that they no longer wish to have their dividends and/or distributions reinvested in shares of the Fund or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected.

Systematic Withdrawal Plans.


     A shareholder may elect to receive systematic withdrawal payments from such shareholder's Investment Account in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis. Shareholders whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bi-monthly, quarterly, semiannual or annual basis through the Systematic Redemption Program, subject to certain conditions.

Automatic Investment Plans.

     Regular additions of shares may be made in an investor's Investment Account by prearranged charges of $50 or more to such investor's regular bank account. Investors who maintain CMA(R) accounts may arrange to have periodic investments made in the Funds in their CMA(R) account or in certain related accounts in amounts of $100 or more through the CMA(R) Automated Investment Program.

Retirement Plans

     Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in a Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available on request from Merrill Lynch. The minimum initial purchase to establish any such plan is $100 and the minimum subsequent purchase is $1.

     Capital gains and income received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     It is the Corporation's intention to distribute all of its net investment income, if any. Dividends from such net investment income will be paid at lease annually. All net realized long- or short-term capital gains, if any, are distributed to Fund shareholders at least annually. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the taxable year. See "Shareholder Services--Reinvestment of Dividends and Capital Gains Distributions" for information concerning the manner in which dividends and distributions may be reinvested automatically in shares of the Funds. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash.

Taxes

     The Funds intend to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, a Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. In order to qualify, the Fund must among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities, or other income (including but not limited to gains from options or futures) derived with respect to its business of investing in such stock or securities; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of stock, securities, options or futures; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (v) at the end of each fiscal quarter have no more than 25% of its assets invested in the securities (other than those of the government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

     Under certain provisions of the Code, some shareholders may be subject to a

31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Corporation or who, to the Corporation's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment is a Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

     Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.

     The Series. The Trust has received a private letter ruling from the ("IRS"), pursuant to which each Series is classified as a partnership for tax purposes. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act) and the Trust is unable to obtain a revised private letter ruling from the IRS indicating that each Series will continue to be classified as a partnership, then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Funds. One possible course of action would be to withdraw the Funds' investments from the Series and to retain an investment adviser to manage the Funds' assets in accordance with the investment policies applicable to the respective Fund. See "Investment Objectives and Policies."

                                PERFORMANCE DATA

     From time to time a Fund may include its Fund's average annual total return, other total return data and/or yield in advertisements or information furnished to present or prospective shareholders. Total return figures are based on a Fund's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with a formula specified by the Securities and Exchange Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.


     Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

     From time to time, a Fund may include its Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature.

                               GENERAL INFORMATION

Description of Shares

     The Corporation is a Maryland corporation incorporated on October 25, 1996. It has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.0001 per share, divided into 125,000,000 shares each of Class A and Class D shares for each of the four Funds: Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund. Class A and Class D shares of a Fund represent interests in the same assets of the Series and are identical in all respects except that the Class D shares bear certain expenses related to the account maintenance associated with such shares. Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures.

     Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Directors (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. All shares of each Fund have equal voting rights, except that each Fund has exclusive voting rights to matters affecting only such Fund, and except that as noted above, Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that, as noted above, Class D shares bear certain additional expenses. Shares issued are fully-paid and non-assessable by the Fund. Voting rights for Directors are not cumulative.

     Stock certificates are issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case.

     The Trust consists of four Series, and is organized as a Delaware business trust. Whenever a Fund is requested to vote on a fundamental policy of a Series, the Corporation will hold a meeting of the investing Fund's shareholders and will cast its vote as instructed by such Fund's shareholders.

     MLAM provided the initial capital for each Fund by purchasing [ ] shares of
Class A and Class D for an aggregate of $[   ]. Such shares were acquired for
investment and can only be disposed of by redemption. The organizational expenses of the Corporation (estimated to be approximately $_________) will be paid by the Corporation and amortized over a period not exceeding five years. The proceeds realized by MLAM upon redemption of any of such shares will be reduced by the proportionate amount of the unamortized organizational expenses which the number of shares redeemed bears to the number of shares initially purchased.

Computation of Offering Price per Share

[To follow]

Independent Auditors

     Deloitte & Touche, LLP, has been selected as the independent auditors of the Corporation and the Trust. The selection of the Corporation's independent auditors is subject to ratification by shareholders in years when an annual meeting of shareholders is held. In addition, employment of such auditors may be terminated without any penalty by vote of a majority of the outstanding shares of the Corporation at a meeting called for the purpose of terminating such employment. The independent auditors are responsible for auditing the annual financial statements of the Funds.

Custodian

     [______________________] acts as the Custodian of the assets of the Corporation and the Trust. The Custodian is responsible for safeguarding and controlling cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on investments.

Transfer Agent

     Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Transfer Agent of the Corporation and the Trust. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "Management of the Funds--Transfer Agency Services" in the Prospectus.

Legal Counsel

     Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, New York 10022, is counsel for the Corporation and the Trust.

Reports to Shareholders

     The fiscal years of the Corporation and the Trust ends December 31 of each year. The Corporation sends to its shareholders at least quarterly reports showing the Funds' portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year shareholders will receive Federal income tax information regarding dividends and capital gains distributions.


Additional Information

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

     Under separate agreements Merrill Lynch has granted the Corporation and the Trust the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Corporation and the Trust at any time or to grant the use of such name to any other company, and the Corporation and the Trust have granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

[Financials and Auditor's Report to be added by amendment.]

            TABLE OF CONTENTS

                                        Page
                                       in this
                                      Statement
                                      ---------
Investment Objectives and Policies..
  Investment Restrictions...........
Management of the Funds.............
  Directors and Officers............
  Administration Arrangements.......
  Management and Advisory
   Arrangements.....................
Purchase of Shares..................
Redemption of Shares................
Portfolio Transactions and
 Brokerage..........................
Determination of Net Asset Value....
Shareholder Services................
  Investment Account................
  Automatic Reinvestment of
   Dividends and Capital Gains
   Distributions....................
  Systematic Withdrawal Plans ......
  Automatic Investment Plans .......
  Retirement Plans..................
Dividends, Distributions and Taxes..
  Dividends and Distributions.......
  Taxes.............................
Performance Data....................
General Information.................
  Description of Shares.............
  Computation of Offering Price
   per Share........................
  Independent Auditors..............
  Custodian.........................
  Transfer Agent....................
  Legal Counsel.....................
  Reports to Shareholders...........
  Additional Information............
Report or Independent Auditors
  Financial Statements..............

Code #

              STATEMENT OF
         ADDITIONAL INFORMATION

                 [LOGO]

              MERRILL LYNCH
            INDEX FUNDS, INC.

___________, 1996

Distributor:
Merrill Lynch Funds
Distributor, Inc.

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) Financial Statements:

               Contained in Part A, the Prospectus:

               None

               Contained in Part B, the Statement of Additional Information:

               To be filed by amendment.

          (b) Exhibits:

Exhibit
Number
------
   1    -- Articles of Incorporation of Registrant.
   2    -- By-Laws of Registrant.
   3    -- None.
   4    -- Instrument Defining Rights of Shareholders. Incorporated by reference to Exhibits 1 and 2 above.
   5    -- Not Applicable
   6    -- Distribution Agreement between Registrant and Merrill Lynch Funds
           Distributor, Inc.*
   7    -- None.
   8    -- Custody Agreement between Registrant and [          ]*.
   9(a) -- Administration Agreement between Registrant and Merrill Lynch Asset
           Management, L.P.*
    (b) -- Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between Registrant and Merrill Lynch Financial Data Services, Inc.*
    (c) -- Form of License Agreement relating to Use of Name between Merrill Lynch & Co., Inc. and Registrant.*
  10    -- Opinion and consent of Shereff, Friedman, Hoffman & Goodman, LLP, counsel for Registrant.*
  11    -- Consent of Deloitte & Touche, LLP, independent auditors for the
           Registrant.*
  12    -- None.
  13    -- Certificate of Merrill Lynch Asset Management.*
  14    -- Not Applicable.
  15    -- Administrative Services Plan of the Registrant and Plan
           Sub-Agreement.*
  16    -- Not Applicable.
  17    -- Not Applicable.
  18    -- Rule 18f-3 Plan*
----------
* To be filed by amendment.

Item 25.  Persons Controlled By or Under Common Control with Registrant.

          Prior to the effective date of this Registration Statement, the Registrant will sell shares of the each Series of Registrant to Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM").

Item 26.  Number of Holders of Securities

          None.

Item 27.  Indemnification.

          Reference is made to Article VI of Registrant's Articles of Incorporation, Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

          Article VI of the By-Laws provides that each current and former officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Each officer and Director of the Registrant claiming indemnification with the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

          The Registrant may has purchase an insurance policy insuring its officers and Directors against liabilities, and certain costs of defending claims against such officers and Directors, to the extent such officers and Directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

          The Registrant may indemnify or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

          In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

          Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

          Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM") also acts as investment adviser for the following open-end investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Growth Fund for Investment and Retirement, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Institutional Intermediate Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill

Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc.; and the following closed-end investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. Fund Asset Management, L.P. ("FAM"), an affiliate of MLAM, acts as the investment adviser for the following open-end investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Emerging Tigers Fund, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc.,

MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc., and Worldwide DollarVest Fund, Inc.

          The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch
Funds for Institutions Series and Merrill Lynch Institutional Intermediate Fund is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Manager, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML&Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


          Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since February 1, 1993 for his own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the first paragraph of Item 28, and Messrs. Giordano, Harvey, Hewitt, Kirstein and Monagle are directors, trustees or officers of one or more of such companies.

                                                             Other Substantial Business,
        Name                 Positions with Manager       Profession, Vocation or Employment
        ----                 ----------------------       ----------------------------------
ML&Co..................      Limited Partner              Financial Services Holding Company;
                                                          Limited Partner of FAM

Princeton Services.....      General Partner              General Partner of FAM

Arthur Zeikel..........      President                    President of FAM; President and
                                                          Director of Princeton Services;
                                                          Director of MLFD; Executive Vice
                                                          President of ML & Co.

                                                             Other Substantial Business,
        Name                 Positions with Manager       Profession, Vocation or Employment
        ----                 ----------------------       ----------------------------------
Terry K. Glenn.........      Executive Vice President     Executive Vice President of FAM;
                                                          Executive Vice President and Director
                                                          of Princeton Services; President and
                                                          Director of MLFD; President of Princeton
                                                          Administrators; Director of FDS

Vincent R. Giordano....      Senior Vice President        Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Elizabeth Griffin .....      Senior Vice President        Senior Vice President of FAM

Norman R. Harvey ......      Senior Vice President        Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Michael J. Hennewinkel.      Senior Vice President        Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

N. John Hewitt.........      Senior Vice President        Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Philip L. Kirstein ....      Senior Vice President,       Senior Vice President, General  Counsel
                             General Counsel and          and Secretary of FAM; Senior Vice
                             Secretary                    President, General  Counsel, Director
                                                          and Secretary of Princeton Services;
                                                          Director of MLFD

Ronald M. Kloss .......      Senior Vice President and    Senior Vice President and Controller of
                             Controller                   FAM; Senior Vice President and
                                                          Controller of Princeton Services

Stephen M.M. Miller....      Senior Vice President        Executive Vice President of Princeton
                                                          Administrators; Senior Vice President
                                                          of Princeton Services

Michael J. Quinn.......      Senior Vice President        Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services;
                                                          Managing Director and First Vice
                                                          President of Merrill, Lynch, Pierce,
                                                          Fenner & Smith Incorporated from
                                                          1989 to 1995.

Richard L. Reller......      Senior Vice President        Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Joseph T. Monagle......      Senior Vice President        Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

                                                             Other Substantial Business,
        Name                 Positions with Manager       Profession, Vocation or Employment
        ----                 ----------------------       ----------------------------------
Gerald M. Richard .....      Senior Vice President and    Senior Vice President and Treasurer of
                             Treasurer                    FAM; Senior Vice President and
                                                          Treasurer of Princeton Services; Vice
                                                          President and Treasurer of MLFD

Ronald L. Welburn .....      Senior Vice President        Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Anthony Wiseman .......      Senior Vice President        Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Item 29.  Principal Underwriters.


(a) MLFD acts as the placement agent for the Registrant and as principal underwriter for each of the open-end investment companies referred to in the first paragraph of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc., and also acts as principal underwriter for the following closed-end funds: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Municipal Strategy Fund, Inc.

(b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Aldrich, Breen, Fatseas and Wasel is One Financial Center, Boston, Massachusetts 02111-2646.

        (1)                         (2)                            (3)
                            Positions and Offices       Positions and Offices
        Name                 with the Distributor          with Registrant
        ----                 --------------------          ---------------
Terry K. Glenn...........   President and Director     Executive Vice President
Arthur Zeikel ...........   Director                    President and Director
Philip L. Kirstein ......   Director                             None
William E. Aldrich ......   Senior Vice President                None
Robert W. Crook .........   Senior Vice President                None
Kevin P. Boman ..........   Vice President                       None
Michael J. Brady ........   Vice President                       None
William M. Breen ........   Vice President                       None
Mark A. DeSario..........   Vice President                       None

James T. Fatseas ........   Vice President                       None
Debra W. Landsman-Yaros..   Vice President                       None
Michelle T. Lau .........   Vice President                       None
Gerald M. Richard........   Vice President and Treasurer      Treasurer
Salvatore Venezia........   Vice President                       None
William Wasel............   Vice President                       None
Robert Harris............   Secretary                            None

Item 30.  Location of Accounts and Records.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its Transfer Agent, Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 31.  Management Services.

          Other than as set forth under the caption "Management of the Fund--Management and Advisory Arrangements" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any Management-related service contract.

Item 32.  Undertakings.

          To file a post-effective amendment, using financial statements which may not be certified, within four to six months of the effective date of this Registration Statement.

          The Registrant will furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual request to shareholders, upon request and without charge.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 31st day of October, 1996.

                                       MERRILL LYNCH INDEX FUNDS, INC.

                                                Registrant

                                       By: /s/ Mark B. Goldfus
                                           ------------------------------------
                                              (Mark B. Goldfus, President)

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURES                  TITLE                           DATE
          ----------                  -----                           ----

/s/ Mark B. Goldfus         President and Director (Principal   October 31, 1996
-------------------------   Executive Officer)
    (Mark B. Goldfus)

/s/ Robert Harris           Treasurer (Principal Financial      October 31, 1996
-------------------------   Accounting Officer) and
    (Robert Harris)         Director

/s/ Jerry Weiss             Director                            October 31, 1996
-------------------------
    (Jerry Weiss)

                                    SIGNATURE

          The sole Trustee of Merrill Lynch Index Trust has caused this Registration Statement of Merrill Lynch Index Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and State of New Jersey on the 31st day of October, 1996.

                                       MERRILL LYNCH INDEX TRUST

                                       By: /s/ Mark B. Goldfus
                                           -------------------------------------
                                               Mark B. Goldfus, Trustee

                                INDEX TO EXHIBITS

Exhibit
Number              Description                                   Page Number
------              -----------                                   -----------
  (1)    Articles of Incorporation of Registrant....
  (2)    By-Laws of Registrant......................